Related Party Transactions - Key Management Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries, allowances and other benefits	¥ 11,779	¥ 12,549	¥ 11,256
Contribution to retirement benefit scheme	1,645	1,712	1,915
Key management compensation	¥ 13,424	¥ 14,261	¥ 13,171